Long-Term Debt (Components Of Long-Term Debt) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Long-term Debt, Unclassified [Abstract]
Long-term debt	$ 16,495	$ 16,495
Junior subordinated debentures, interest rate	4.35%	4.01%
Junior subordinated debentures, due date	Dec. 31, 2038	Dec. 31, 2038
Percent over three month LIBOR Rate	3.50%	3.50%
Junior subordinated debenture, Threshold in days	90 days	90 days